Preferred Stock (Details) - Series A Preferred Stock [Member] - shares	1 Months Ended	12 Months Ended
	Apr. 24, 2017	Dec. 31, 2018
Preferred Stock (Textual)
Stock conversion, description		The Series A stock conversion ratio is 1 to 2.5 common shares.
Shares of series preferred stock converted	100,100
Aggregate shares of restricted common stock	250,250